Document and Entity Information	Dec. 02, 2020
Cover [Abstract]
Entity Registrant Name	BIOSPECIFICS TECHNOLOGIES CORP
Amendment Flag	false
Entity Central Index Key	0000875622
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 02, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-34236
Entity Tax Identification Number	11-3054851
Entity Address, Address Line One	2 Righter Parkway
Entity Address, Address Line Two	Delaware Corporate Center II
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19803
City Area Code	(302)
Local Phone Number	842-8450
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, Par Value $0.001
Trading Symbol	BSTC
Security Exchange Name	NASDAQ